Average Annual Total Returns		12 Months Ended	48 Months Ended	60 Months Ended
	Oct. 31, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
Innovator U.S. Small Cap Power Buffer ETF - January
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		9.30%	6.98%	6.98%
Performance Inception Date	Dec. 31, 2019
Innovator U.S. Small Cap Power Buffer ETF - January | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		9.30%	6.98%	6.98%
Innovator U.S. Small Cap Power Buffer ETF - January | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		5.50%	5.48%	5.48%
Russell 2000 Total Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 2000 Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		11.54%	7.40%	7.40%
Russell 2000 Price Return Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 2000 Price Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		10.02%	5.98%	5.98%